S-K 1603, SPAC Sponsor; Conflicts of Interest	Mar. 26, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

	Securities to be Received	Other Compensation

The Sponsor and DirectorCo

(i) 5,900,000 shares of PubCo Series A Common Stock upon the exchange of 6,900,000 Founder Shares, which were initially purchased prior to the IPO for approximately $0.004 per share, and transfer to the PIPE Investors of an aggregate amount of 1,000,000 shares of PubCo pursuant to the Investor Stock Purchase Agreements, (ii) 4,400,000 PubCo Private Warrants issued upon the exchange of 4,400,000 CGC Private Warrants, which were initially purchased in a private placement that closed concurrently with the IPO for $1.00 per warrant, and (iii) under the Sponsor Stock Purchase Agreement, an affiliate of the Sponsor will be issued an estimated 2,677,184 shares of PubCo Series A Common Stock, assuming a Redemption Price of $10.30 for the Public Shares estimated using an assumed Closing Date of May 14, 2026.

Reimbursement for loans and advances to CGC; no such amounts are outstanding as of the date of this proxy statement/ prospectus.

$10,000 per month through the Closing to an affiliate of the Sponsor for office space, utilities, secretarial and administrative support services provided to members of the CGC management team. As of December 31, 2025, CGC incurred $80,000 in fees for these services, of which $50,000 have been paid as of December 31, 2025.

Continued indemnification and the continuation of directors’ and officer’s liability insurance after the Business Combination.

Peter Yu	See “Sponsor and DirectorCo” above. Mr. Yu may be deemed to control the Sponsor and DirectorCo.

See “Sponsor and DirectorCo” above. Mr. Yu may be deemed to control the Sponsor and DirectorCo.

Reimbursement for out-of-pocket expenses incurred related to identifying, negotiating, investigating and completing the Business Combination; no such amounts are outstanding as of the date of this proxy statement/prospectus.

CGC Independent Directors (through DirectorCo)

Each of our independent directors, Ali Bouzarif, Kevin Gold and Sanford Litvack, has received for their services as directors an indirect interest in 30,000 founder shares through membership interests in DirectorCo.

Reimbursement for loans and advances to CGC; no such amounts are outstanding as of the date of this proxy statement/ prospectus.

Reimbursement for out-of-pocket expenses incurred related to identifying, negotiating, investigating and completing the Business Combination; no such amounts are outstanding as of the date of this proxy statement/prospectus.

Continued indemnification and the continuation of directors’ and officer’s liability insurance after the Business Combination.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual	Entity	Entity’s Business	Affiliation
Peter Yu	Cartesian Capital Group, LLC (and affiliated entities)	Alternative Investment Manager	Managing Partner
	Cartesian Growth Corporation II	Special Purpose Acquisition Company	Chairman, Chief Executive Officer and Director
	TH International Limited	Food Services	Director
	Flybondi Limited	Low Cost Airline	Director
Rafael de Luque	Cartesian Capital Group, LLC	Alternative Investment Manager	Partner
	Cartesian Growth Corporation II	Special Purpose Acquisition Company	Director
	Flybondi Limited	Low Cost Airline	Director
Ali Bouzarif	IlWaddi Advisors	Private Investment Group	Chief Executive Officer
	AlTi Global, Inc.	Wealth and Asset Manager	Director
	Heathrow Airport Holdings Limited	Airport Services	Alternate Director
	Fueguia SRL	Fragrances	Director
	Globe-Trotter Group Limited	Luxury Luggage	Director
	Connolly Retail Limited	Clothing and Leather Goods	Director
Kevin Gold	Mishcon de Reya LLP	Law Firm	Executive Chairperson
Sanford Litvack	Chaffetz Lindsey LLP	Law Firm	Partner
	ParkerVision, Inc.	Radio Frequency Technologies	Director